Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2022	Mar. 31, 2021
Foreign bonds [Member] | Japanese bonds [Member]
Statement [Line Items]
Percentage of total investment in bonds	26.00%	28.00%
Foreign bonds [Member] | US European and other bonds [Member]
Statement [Line Items]
Percentage of total investment in bonds	74.00%	72.00%
Other equity securities [Member] | Listed stocks on the Japanese stock markets [Member]
Statement [Line Items]
Percentage of total investment in stocks	85.00%	89.00%